ORGANIZATION AND PRINCIPAL ACTIVITIES (Significant Majority-Owned Subsidiaries and VIEs) (Details)	12 Months Ended
Dec. 31, 2013
KongZhong Information Technologies (Beijing) Co Ltd (KongZhong Beijing) [Member]
Subsidiaries:
Incorporation or acquisition date	Jul. 31, 2002
Legal ownership	100.00%
KongZhong China Co Ltd (KongZhong China) [Member]
Subsidiaries:
Incorporation or acquisition date	Jun. 30, 2005
Legal ownership	100.00%
Simlife (Beijing) Science Co Ltd (Simlife Beijing) [Member]
Subsidiaries:
Incorporation or acquisition date	Jun. 30, 2009
Legal ownership	100.00%
Success Blueprint Limited (Success Blueprint) [Member]
Subsidiaries:
Incorporation or acquisition date	Oct. 31, 2009
Legal ownership	100.00%
Dacheng Holdings Limited (Dacheng Holdings) [Member]
Subsidiaries:
Incorporation or acquisition date	Jan. 31, 2010
Legal ownership	100.00%
Dacheng Investment (Hong Kong) Limited (Dacheng Hong Kong) [Member]
Subsidiaries:
Incorporation or acquisition date	Jan. 31, 2010
Legal ownership	100.00%
Noumena Innovation (BVI) Ltd. (Noumena) [Member]
Subsidiaries:
Incorporation or acquisition date	Mar. 31, 2012
Legal ownership	100.00%
Noumena Productions limited [Member]
Subsidiaries:
Incorporation or acquisition date	Mar. 31, 2012
Legal ownership	100.00%
Beijing AirInbox Information Technologies Co Ltd (Beijing AirInbox) [Member]
VIEs:
Incorporation or acquisition date	Apr. 30, 2002
Beijing AirInbox Information Technologies Co Ltd (Beijing AirInbox) [Member] | Linguang Wu [Member]
VIEs:
Legal ownership	45.00%
Beijing AirInbox Information Technologies Co Ltd (Beijing AirInbox) [Member] | SonglinYang [Member]
VIEs:
Legal ownership	42.00%
Beijing AirInbox Information Technologies Co Ltd (Beijing AirInbox) [Member] | Guijun Wang [Member]
VIEs:
Legal ownership	10.00%
Beijing AirInbox Information Technologies Co Ltd (Beijing AirInbox) [Member] | Zhen Huang [Member]
VIEs:
Legal ownership	3.00%
Beijing Wireless Interactive Network Technologies Co Ltd (Beijing WINT) [Member]
VIEs:
Incorporation or acquisition date	Feb. 28, 2005
Beijing Wireless Interactive Network Technologies Co Ltd (Beijing WINT) [Member] | Yang Yang [Member]
VIEs:
Legal ownership	40.00%
Beijing Wireless Interactive Network Technologies Co Ltd (Beijing WINT) [Member] | Jingye Sun [Member]
VIEs:
Legal ownership	30.00%
Beijing Wireless Interactive Network Technologies Co Ltd (Beijing WINT) [Member] | Li Ai [Member]
VIEs:
Legal ownership	30.00%
Beijing Chengxitong Information Technology Co Ltd (Beijing Chengxitong) [Member]
VIEs:
Incorporation or acquisition date	Nov. 30, 2005
Beijing Chengxitong Information Technology Co Ltd (Beijing Chengxitong) [Member] | Yang Li [Member]
VIEs:
Legal ownership	90.00%
Beijing Chengxitong Information Technology Co Ltd (Beijing Chengxitong) [Member] | Xuelei Wu [Member]
VIEs:
Legal ownership	10.00%
Beijing Xinrui Network Technology Co Ltd (Beijing Xinrui) [Member]
VIEs:
Incorporation or acquisition date	Jan. 31, 2006
Beijing Xinrui Network Technology Co Ltd (Beijing Xinrui) [Member] | Guijun Wang [Member]
VIEs:
Legal ownership	51.00%
Beijing Xinrui Network Technology Co Ltd (Beijing Xinrui) [Member] | Yang Li [Member]
VIEs:
Legal ownership	49.00%
Shanghai Mailifang Communication Co Ltd (Shanghai Mailifang) [Member]
VIEs:
Incorporation or acquisition date	Mar. 31, 2009
Shanghai Mailifang Communication Co Ltd (Shanghai Mailifang) [Member] | Yang Yang [Member]
VIEs:
Legal ownership	10.00%
Shanghai Mailifang Communication Co Ltd (Shanghai Mailifang) [Member] | Xu Guo [Member]
VIEs:
Legal ownership	90.00%
Xiamen Xinreli Technology Co Ltd (Xiamen Simlife) [Member]
VIEs:
Incorporation or acquisition date	Jun. 30, 2009
Xiamen Xinreli Technology Co Ltd (Xiamen Simlife) [Member] | Tao Jia [Member]
VIEs:
Legal ownership	80.00%
Xiamen Xinreli Technology Co Ltd (Xiamen Simlife) [Member] | Junhong Chen [Member]
VIEs:
Legal ownership	20.00%
Shanghai Dacheng Network Technology Co Ltd (Shanghai Dacheng) [Member]
VIEs:
Incorporation or acquisition date	Jan. 31, 2010
Shanghai Dacheng Network Technology Co Ltd (Shanghai Dacheng) [Member] | Leilei Wang [Member]
VIEs:
Legal ownership	59.00%
Shanghai Dacheng Network Technology Co Ltd (Shanghai Dacheng) [Member] | Zhen Yang [Member]
VIEs:
Legal ownership	41.00%
Beijing Boya Wuji Technologies Co Ltd (Beijing Boya Wuji) [Member]
VIEs:
Incorporation or acquisition date	Mar. 31, 2004
Beijing Boya Wuji Technologies Co Ltd (Beijing Boya Wuji) [Member] | Beijing AirInbox [Member]
VIEs:
Legal ownership	100.00%
Tianjin Mammoth Technologies Co Ltd (Tianjin Mammoth) [Member]
VIEs:
Incorporation or acquisition date	May 31, 2005
Tianjin Mammoth Technologies Co Ltd (Tianjin Mammoth) [Member] | Beijing AirInbox [Member]
VIEs:
Legal ownership	95.00%
Tianjin Mammoth Technologies Co Ltd (Tianjin Mammoth) [Member] | Beijing WINT [Member]
VIEs:
Legal ownership	5.00%
Beijing Shiyuan Leya Culture Communication Co Ltd (Beijing Shiyuan Leya) [Member]
VIEs:
Incorporation or acquisition date	Jul. 31, 2008
Beijing Shiyuan Leya Culture Communication Co Ltd (Beijing Shiyuan Leya) [Member] | Beijing Xinrui [Member]
VIEs:
Legal ownership	100.00%
Nanjing Net Book Culture Co Ltd (Nanjing Zhulang) [Member]
VIEs:
Incorporation or acquisition date	Oct. 31, 2009
Nanjing Net Book Culture Co Ltd (Nanjing Zhulang) [Member] | Beijing Chengxitong [Member]
VIEs:
Legal ownership	100.00%
Beijing Yin'ao Fulai Culture Development Co Ltd [Member]
VIEs:
Incorporation or acquisition date	May 31, 2012
Beijing Yin'ao Fulai Culture Development Co Ltd [Member] | Beijing Xinrui [Member]
VIEs:
Legal ownership	100.00%
Beijing Shangshu Boer Culture Communication Co Ltd [Member]
VIEs:
Incorporation or acquisition date	Jul. 31, 2012
Beijing Shangshu Boer Culture Communication Co Ltd [Member] | Beijing Xinrui [Member]
VIEs:
Legal ownership	100.00%
Shanghai KongZhong Brilliant Game Co Ltd [Member]
VIEs:
Incorporation or acquisition date	Jul. 31, 2012
Shanghai KongZhong Brilliant Game Co Ltd [Member] | Beijing AirInbox [Member]
VIEs:
Legal ownership	100.00%